Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 89.2%
BlackRock Advantage Emerging Markets Fund, Class K	1,295,121	$13,922,549
Diversified Equity Master Portfolio	$66,405,290	66,405,290
International Tilts Master Portfolio	$19,482,134	19,482,134
iShares Developed Real Estate Index Fund, Class K	671,287	5,880,460
iShares MSCI EAFE Small-Cap ETF(b)	86,009	5,073,671

		110,764,104

Fixed Income Funds — 1.6%
CoreAlpha Bond Master Portfolio	$468,922	468,922
iShares Core U.S. Aggregate Bond ETF	3,357	396,327
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,780	239,784
iShares TIPS Bond ETF	4,384	554,576
Master Total Return Portfolio	$333,802	333,802

		1,993,411

Security	Shares	Value

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	1,359,449	1,360,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	7,789,182	7,789,182

		9,149,855

Total Affiliated Investment Companies — 98.1% (Cost: $109,710,051)		121,907,370

Other Assets Less Liabilities — 1.9%		2,305,784

Net Assets — 100.0%		$ 124,213,154

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$11,659,112	(a)	$4,132,857	(b)	$(1,897,592)		$(168,607)	$196,779	$13,922,549	1,295,121	$8,865		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,903,175	(a)	—		(1,541,901	)(c)	(429)	(172)	1,360,673	1,359,449	5,086	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,682,760	(a)	—		(2,893,578	)(c)	—	—	7,789,182	7,789,182	41,019		—
BlackRock Tactical Opportunities Fund Class K(e)	—		5,641,608		(5,625,565)		(16,043)	—	—	—	—		—
CoreAlpha Bond Master Portfolio	882,431	(a)	—		(354,653	)(c)	29,121	(87,977)	468,922	$468,922	12,477		—
Diversified Equity Master Portfolio	59,597,236	(a)	15,315,867	(c)	—		581,237	(9,089,050)	66,405,290	$66,405,290	723,080		—
International Tilts Master Portfolio	20,296,393	(a)	3,684,046	(c)	—		(914,528)	(3,583,777)	19,482,134	$19,482,134	306,357		—
iShares Core MSCI EAFE ETF(e)	—		4,726,678	(f)	(4,382,710)		(343,968)	—	—	—	54,148		—
iShares Core U.S. Aggregate Bond ETF	—		396,805		—		—	(478)	396,327	3,357	2,100		—
iShares Developed Real Estate Index Fund - Class K	5,426,849	(a)	1,915,073	(c)	(333,168)		(113,106)	(1,015,188)	5,880,460	671,287	77,429		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		239,424		—		—	360	239,784	1,780	1,604		—
iShares MSCI EAFE Small-Cap ETF	4,657,983	(a)	1,044,288	(c)	(573,140)		(54,745)	(715)	5,073,671	86,009	48,310		—
iShares TIPS Bond ETF	382,233	(a)	140,843		(2,563)		4	34,059	554,576	4,384	1,969		—
Master Total Return Portfolio	133	(a)	710,800	(c)	—		(304,169)	(72,962)	333,802	$333,802	1,041,915		—

							$(1,305,233)	$(13,619,121)	$121,907,370		$2,324,359		$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer held.
(f)	Represents amount purchased by the LifePath Dynamic Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2050 Fund
September 30, 2020

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	15	10/16/20	$1,184	$(43,944)
Euro BTP	11	12/08/20	1,903	20,495
S&P/TSX 60 Index	22	12/17/20	3,177	(1,855)
FTSE/MIB Index	10	12/18/20	1,112	(43,484)
MSCI EAFE Index	77	12/18/20	7,135	(145,782)
Russell 2000 E-Mini Index	21	12/18/20	1,580	2,215

				(212,355)

Short Contracts
Topix Index	5	12/10/20	771	(13,532)
FTSE 100 Index	11	12/18/20	829	20,084
S&P 500 E-Mini Index	5	12/18/20	838	(5,451)

				1,101

				$(211,254)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	14,726,008	USD	139,118	Morgan Stanley & Co. International PLC	12/16/20	$652
JPY	118,279,137	USD	1,115,300	Morgan Stanley & Co. International PLC	12/16/20	7,335

						7,987

AUD	1,650,264	USD	1,204,306	Morgan Stanley & Co. International PLC	12/16/20	(22,067)
CAD	1,512,341	USD	1,155,553	Bank of America N.A.	12/16/20	(19,400)
EUR	4,491,433	USD	5,334,214	Morgan Stanley & Co. International PLC	12/16/20	(59,359)

						(100,826)

						$(92,839)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$24,876,680	$—	$—	$24,876,680
Fixed Income Funds	1,190,687	—	—	1,190,687
Money Market Funds	9,149,855	—	—	9,149,855

	$35,217,222	$—	$—	35,217,222

Investments Valued at NAV(a)				86,690,148

				$121,907,370

Derivative Financial Instruments(b)
Assets
Equity Contracts	$22,299	$—	$—	$22,299
Foreign Currency Exchange Contracts	—	7,987	—	7,987
Interest Rate Contracts	20,495	—	—	20,495
Liabilities
Equity Contracts	(254,048)	—	—	(254,048)
Foreign Currency Exchange Contracts	—	(100,826)	—	(100,826)

	$(211,254)	$(92,839)	$—	$(304,093)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3